Stock-Based Compensation (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restricted stock awards
Restricted shares issued and outstanding
Outstanding at the beginning of the period (in shares)	419,067
Amounts transferred in connection with Spin-Off (in shares)		419,067
Outstanding at the end of the period (in shares)	441,619	419,067
Total compensation cost related to nonvested awards not yet recognized	$ 6,400,000	$ 4,700,000
Period for recognition of unrecognized compensation cost	3 years 3 months 11 days	3 years 18 days
Recognized compensation expense	600,000
PSUs
Restricted shares issued and outstanding
Total compensation cost related to nonvested awards not yet recognized	8,100,000	9,400,000
Period for recognition of unrecognized compensation cost	2 years 4 months 13 days	2 years 5 months 5 days
Recognized compensation expense	400,000	1,200,000
SARs
Restricted shares issued and outstanding
Total compensation cost related to nonvested awards not yet recognized	300,000	500,000
Period for recognition of unrecognized compensation cost	1 year 7 months 13 days	1 year 10 months 2 days
Recognized compensation expense	21,000	200,000
Stock options
Restricted shares issued and outstanding
Total compensation cost related to nonvested awards not yet recognized	5,800,000	6,800,000
Period for recognition of unrecognized compensation cost	1 year 5 months 19 days	1 year 8 months 5 days
Recognized compensation expense	$ 1,400,000